Property, Plant and Equipment - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 24,690
Ending balance	22,552	$ 24,690
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	34,551	32,114
Additions	3,652	4,710
Sales, retirements and other movements	2,120	2,292
Currency translation differences	272	19
Ending balance	36,355	34,551
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(9,861)	(6,908)
Charge for the year	5,333	4,190
Sales, retirements and other movements	(1,497)	(1,249)
Currency translation differences	(106)	(12)
Ending balance	(13,803)	(9,861)
Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5
Ending balance	5	5
Exploration and evaluation | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5	0
Additions	0	5
Sales, retirements and other movements	0	0
Currency translation differences	0	0
Ending balance	5	5
Exploration and evaluation | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Charge for the year	0	0
Sales, retirements and other movements	0	0
Currency translation differences	0	0
Ending balance	0	0
Production
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,452
Ending balance	7,443	9,452
Production | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,213	16,379
Additions	502	664
Sales, retirements and other movements	1,370	1,867
Currency translation differences	95	37
Ending balance	14,440	15,213
Production | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(5,761)	(5,209)
Charge for the year	1,898	1,632
Sales, retirements and other movements	(712)	(1,091)
Currency translation differences	(50)	(11)
Ending balance	(6,997)	(5,761)
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	10,638
Ending balance	9,513	10,638
Manufacturing, supply and distribution | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,574	10,718
Additions	1,570	3,124
Sales, retirements and other movements	675	268
Currency translation differences	57	0
Ending balance	14,526	13,574
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(2,936)	(1,110)
Charge for the year	2,675	1,855
Sales, retirements and other movements	(627)	(30)
Currency translation differences	(29)	(1)
Ending balance	(5,013)	(2,936)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,595
Ending balance	5,591	4,595
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,759	5,017
Additions	1,580	917
Sales, retirements and other movements	75	157
Currency translation differences	120	(18)
Ending balance	7,384	5,759
Other | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,164)	(589)
Charge for the year	760	703
Sales, retirements and other movements	(158)	(128)
Currency translation differences	(27)	0
Ending balance	$ (1,793)	$ (1,164)